COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 10: COMMITMENTS AND CONTINGENCIES

On August 1, 2023, the Company entered into a one-year lease agreement for its principal offices in Tel Aviv, Israel, later extended to July 31, 2025. As of the reporting date, the Company extends the lease for one year to July 2026 and the Company is exploring alternatives. Monthly rent is $5, linked to the CPI. In 2025, lease expenses totaled $30. The weighted average remaining lease term is 1 year, and the discount rate is 8.5%.